SUPPLEMENT DATED OCTOBER 4, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
                 PERSPECTIVE FOCUS FIXED AND VARIABLE ANNUITY(R)
                                 ISSUED THROUGH
                            JNLNY SEPARATE ACCOUNT I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

Effective December 1, 2004, for wire transfers in connection with withdrawals, the charge is $20.

Effective October 4, 2004, with the JNL SERIES TRUST: (MORE INFORMATION ABOUT THESE CHANGES IS AVAILABLE IN THE PROSPECTUS (AND SUPPLEMENTS) OF THE JNL SERIES TRUST.)

     * These funds are now available, for which Jackson National Asset Management, LLC is the investment adviser, and the sub-advisers are as indicated:

          * JNL/SALOMON BROTHERS HIGH YIELD BOND FUND - its investment objective: Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers. Salomon Brothers Asset Management Inc. is the sub-adviser.

          *    JNL/S&P  MANAGED  CONSERVATIVE  FUND - its investment  objective:
               Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities. Standard & Poor's Investment Advisory Services, Inc. is the sub-adviser.

          * JNL/S&P MANAGED MODERATE FUND - its investment objective: Seeks capital growth, with current income as a secondary objective, by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities. Standard & Poor's Investment Advisory Services, Inc. is the sub-adviser.

     *    These  funds  have   changed   names,   investment   objectives,   and
          sub-advisers, as indicated:

          *    JNL/PPM AMERICA BALANCED FUND IS NOW THE JNL/SELECT BALANCED FUND
               - its investment objective is now: Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities. Wellington Management Company, LLP has become the sub-adviser (replacing PPM America, Inc.).

          * JNL/PPM AMERICA MONEY MARKET FUND IS NOW THE JNL/SELECT MONEY MARKET FUND - there is no change to this fund's investment objective. Wellington Management Company, LLP has become the sub-adviser (replacing PPM America, Inc.).

          * JNL/PPM AMERICA VALUE FUND IS NOW THE JNL/SELECT VALUE FUND - its investment objective is now: Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks. Wellington Management Company, LLP has become the sub-adviser (replacing PPM America, Inc.).

          *    JNL/PUTNAM MIDCAP GROWTH FUND - its investment  objective is now:
               Seeks capital appreciation by investing mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

          * JNL/S&P CONSERVATIVE GROWTH FUND I IS NOW THE JNL/S&P MANAGED MODERATE GROWTH FUND - its investment objective is now: Seeks capital growth and current income by investing in Class A shares of a diversified group of other funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          * JNL/S&P MODERATE GROWTH FUND I IS NOW THE JNL/S&P MANAGED GROWTH FUND - its investment objective is now: Seeks capital growth, with current income as a secondary objective, by investing in Class A shares of a diversified group of other funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          * JNL/S&P AGGRESSIVE GROWTH FUND I IS NOW THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND - its investment objective is now: Seeks capital growth by investing in Class A shares of a diversified group of other funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

     *    These funds have merged:

          *  JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I
          *  JNL/S&P EQUITY GROWTH FUND I
          *  JNL/S&P VERY AGGRESSIVE GROWTH FUND I
          *  JNL/S&P CORE INDEX 50 FUND                     MERGED     THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
          *  JNL/S&P CORE INDEX 75 FUND                       INTO

          * JNL/PPM AMERICA HIGH YIELD BOND FUND MERGED INTO THE JNL/SALOMON BROTHERS HIGH YIELD BOND FUND - Salomon Brothers Asset Management Inc. has become the sub-adviser (replacing PPM America, Inc.).

          * JNL/S&P CORE INDEX 100 FUND MERGED INTO THE JNL/S&P MANAGED GROWTH FUND

Effective October 4, 2004, with the JNLNY VARIABLE FUND I LLC: (MORE INFORMATION ABOUT THESE CHANGES IS AVAILABLE IN THE PROSPECTUS (AND SUPPLEMENTS) OF THE JNLNY VARIABLE FUND I LLC.)

     *    These  funds are now  available,  for  which  Jackson  National  Asset
          Management,   LLC  is  the  investment  adviser,  and  Mellon  Capital
          Management Corporation is the sub-adviser:

          * JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND - its investment objective: Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

          * JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND - its investment objective: Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

Effective October 4, 2004, with the JNL VARIABLE FUND LLC: (MORE INFORMATION ABOUT THESE CHANGES IS AVAILABLE IN THE PROSPECTUS (AND SUPPLEMENTS) OF THE JNL VARIABLE FUND LLC.)

     *    These  funds are now  available,  for  which  Jackson  National  Asset
          Management,   LLC  is  the  investment  adviser,  and  Mellon  Capital
          Management Corporation is the sub-adviser:

          * JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND - its investment objective: Seeks total return through a combination of capital appreciation and dividend income.

          * JNL/MELLON CAPITAL MANAGEMENT VIP FUND - its investment objective: Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

Effective October 4, 2004, the FUND ANNUAL EXPENSES (as a percentage of the fund's average daily net assets) of the funds this supplement concerns are as indicated: (PLEASE DISREGARD THE EXPENSES FOR THE FUNDS THAT ARE NO LONGER AVAILABLE BECAUSE THEY HAVE MERGED INTO ANOTHER FUND; OTHERWISE, THERE ARE NO OTHER CHANGES TO THE TABLE.)

                                            MANAGEMENT
                                               AND            ESTIMATED       12B-1       OTHER     TOTAL FUND
                                          ADMINISTRATIVE    DISTRIBUTION     SERVICE    EXPENSES      ANNUAL
               FUND NAME                     FEE 11        (12B-1) FEES 12    FEE 13        14       EXPENSES
---------------------------------------- ----------------- ---------------- ---------- ------------ ------------
---------------------------------------- ----------------- ---------------- ---------- ------------ ------------
JNL/Salomon Brothers High Yield Bond          0.60%              0%           0.20%         0%         0.80%
    Fund
JNL/Select Balanced Fund                      0.59%             0.01%         0.20%         0%         0.80%
JNL/S&P Managed Conservative Fund15           0.18%              0%             0%          0%         0.18%
JNL/S&P Managed Moderate Fund15               0.18%              0%             0%          0%         0.18%
JNL/Mellon Capital Management JNL 5
    Fund                                      0.52%              0%           0.20%       0.01%        0.73%
JNL/Mellon Capital Management NASDAQ(R)
    15 Fund                                   0.52%              0%           0.20%       0.05%        0.77%
JNL/Mellon Capital Management Value
    Line(R) 25 Fund                           0.52%              0%           0.20%       0.16%        0.88%
JNL/Mellon Capital Management VIP Fund        0.52%              0%           0.20%       0.05%        0.77%
---------------------------------------- ----------------- ---------------- ---------- ------------ ------------

Effective October 4, 2004, the footnotes to the FUND ANNUAL EXPENSES table are revised as indicated:

     * Footnote 14 (to the "Other Expenses" column) now reads in its entirety:

          Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

     *    Within footnote 15 (to each of the JNL/S&P funds):

          *    Please replace the first sentence of the second paragraph with:

               The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.40% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses).

          *    Please  entirely   replace  the  fund  names  and   corresponding
               percentages of the table that reflects the funds' estimated total annual operating expenses with:

               JNL/S&P Managed Conservative Fund........................  1.022%
               JNL/S&P Managed Moderate Fund............................  1.065%
               JNL/S&P Managed Moderate Growth Fund.....................  1.067%
               JNL/S&P Managed Growth Fund .............................  1.091%
               JNL/S&P Managed Aggressive Growth Fund ..................  1.139%

Please be advised of the following notices:

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (whIch with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/MelloN Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.



(To be used with NV5526 Rev. 05/04)

                                                                    NV5876 10/04